REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Audit fees
Fees payable to the Company's auditor for the audit of the Company's annual accounts	$ 0.4	$ 0.4	$ 0.2
Audit of the Company's subsidiaries pursuant to legislation	0.2	0.1	0.1
Total audit fees	0.6	0.5	0.3
Non-audit fees
Audit related services	0.4	0.6	1.1
Tax services	0.0	0.3	0.5
Other services	0.0	0.1	0.2
Total non-audit fees	0.4	1.0	1.8
Total	$ 1.0	$ 1.5	$ 2.1